11. INCOME TAXES	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
11. INCOME TAXES

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013

Loss for the year before income taxes	$(7,670,672)	$(12,725,835)	$(13,484,781)
Statutory rate	26.00%	26.00%	25.75%
Expected income tax recovery	(1,994,375)	(3,308,717)	(3,472,331)
Permanent differences and other	(44,676)	1,645,947	(78,811)
Difference in foreign tax rates	247,060	1,011,166	(366,039)
Effect of change in future tax rates	3,396,564	-	-
Effect of dissolution of subsidiaries	6,338,818	(4,065,731)	-
Change in valuation allowance	(7,783,000)	660,688	1,611,239
Withholding taxes	-	-	243,186
Total income tax expense (recovery)	$160,391	$(4,056,647)	$(2,062,756)

Current income tax expense (recovery)	218	(123,255)	319,112
Deferred income tax expense (recovery)	160,173	(3,933,392)	(2,381,868)
Total income taxes	$160,391	$(4,056,647)	$(2,062,756)

The significant components of the Company's deferred income tax assets and liabilities are as follows:

	Year Ended December 31, 2015	Year Ended December 31, 2014

Deferred income tax assets:
Non-capital loss carry forward	$13,085,490	$19,506,412
Resource expenditures	4,610,549	7,259,556
Equipment	131,337	152,063
Share issue and legal costs	10,757	70,341
Other	1,925,091	5,015,648
	19,763,224	32,004,020
Valuation allowance	(16,576,867)	(24,634,353)
Net deferred income tax assets	$3,186,357	$7,369,667

Deferred income tax liabilities:
Foreign exchange on loan	$(306,065)	$(1,441,120)
Mineral property interests	(6,447,589)	(9,335,671)
Net deferred income tax liabilities	$(6,753,654)	$(10,776,791)

Net deferred income tax liabilities	$(3,567,297)	$(3,407,124)

The Company has available for deduction against future taxable income non-capital losses of approximately $26,790,000 (2014: $36,340,000) in Canada, $660,000 (2014: $690,000) in China, $6,990,000 (2014: $7,160,000) in Mongolia, $14,880,000 (2014: $23,260,000) in the United States of America, $30,000 (2014: $Nil) in Australia and $580,000 (2014: $520,000) in Peru. These losses, if not utilized, will expire through 2035. Subject to certain restrictions, the Company also has foreign resource expenditures available to reduce taxable income in future years. Deferred tax benefits which may arise as a result of these losses, resource expenditures, equipment, share issue and legal costs have not been recognized in these financial statements.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. As of December 31, 2015, there was no accrued interest or accrued penalties.

The Company files income tax returns in Canada and several foreign jurisdictions. The Company's Canadian income tax returns from 2008 to 2015 are open. For other foreign jurisdictions, including Mongolia and the U.S., all years remain open.